Accounts and notes payable and accruals and other current liabilities - Carried forward contract liabilities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Accounts and notes payable and accruals and other current liabilities
Contract liabilities - beginning of year	¥ 0
Additions	67,033
Recognition	48,352
Contract liabilities - end of year	¥ 18,681